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                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                January 15, 2014

Valerie J. Lithotomos
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:                     TSC UITS 3 (the "Fund")
                       (File No. 333-192822) (CIK 1593256)

Ladies and Gentlemen:

     Transmitted herewith on behalf of TSC Distributors, LLC (the "Sponsor"), the depositor of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of two unit investment trusts (the "Trusts"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on December 13, 2013. We received comments from the staff of the Commission in a letter from Valerie J. Lithotomos dated January 7, 2014 and responded to the staff's comments in an amendment to the Registration Statement on January 10, 2014. In a conversation between Ms. Lithotomos of the staff of the Commission and Matthew T. Wirig on January 13, 2014, Ms. Lithotomos confirmed that the staff of the Commission had no further comments or questions with respect to the Fund.

     The staff of the Commission requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

     In addition to Amendment No. 2 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to the completion of various statements with information based on the securities deposited into the Fund and the dates of record, distribution and evaluation, together with a list of the deposited securities which will comprise the portfolio of the Fund, the Statement of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.





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     The Trust Agreement was entered into today and Securities (as defined in the Trust Agreement) have been deposited with the trustee. In connection therewith, the trustee has provided in the name of TSC Distributors, LLC, documentation for units of fractional undivided interest in the Fund, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.

     We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

       If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.


                                Very truly yours,

                                /s/ Chapman and Cutler LLP
                                CHAPMAN AND CUTLER LLP

SRA/arr













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